Consolidated Statements of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 1.04	$ 0.96	$ 0.88